RALPH P. ALDIS, C.F.A.
PORTFOLIO MANAGER/GEOLOGIST MINERAL ECONOMIST


Ralph P. Aldis has served as a geologist, mineral economist, and portfolio manager for U.S. Global Investors, Inc. since 1989. He currently manages the U.S. Global Resources Fund which is ranked 5-star by Morningstar for the 1-year period ending 12/31/96; and returning over 34% for that same time period.

Mr. Aldis received a Masters in Energy and Mineral Resources from the University of Texas at Austin in 1988 and a Bachelor of Science in Geology, Cum Laude, in 1981, from Stephen F. Austin University.

His experience includes developing optimized portfolio models for determining asset allocation parameters and portfolio cash percent factors. He has developed systems to determine share weighting for tilted portfolio indexing models and other statistical characteristics, as well as quantitative measurements of factors which affect portfolio performance. He has evaluated mining investments using discounted cash flow methods, sensitivity analysis to establish project risks, and on-site visits to examine operations and interview management.

Mr. Aldis is a member of the San Antonio Society of Financial Analysts and the Society of Mining Engineers.

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MORNINGSTAR,  A NATIONALLY RECOGNIZED MUTUAL FUND RATING SERVICE, AWARDS RATINGS
WHICH REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE. FIVE STARS ARE AWARDED TO FUNDS IN THE TOP 10% OF THEIR CATEGORY. FOR THE 1, 5, AND 10-YEAR PERIODS ENDED 12/31/97, THE FUND RECEIVED 5 STARS OUT OF 2959 FUNDS, 2 STARS OUT OF 1058 FUNDS, AND 1 STAR OUT OF 598 FUNDS RESPECTIVELY. FOR A FREE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-US-FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RATE OF RETURN FOR 1, 5, AND 10 YEAR PERIODS ENDED 12/31/96, 34.11%, 8.75%, AND 6.08% RESPECTIVELY. U.S. STANDS FOR UNITED SERVICES.